SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2020
Maximum [member]
Disclosure of leases [line items]
Lease term from commencement date of short-term lease for which recognition exemption has been used	12 months